Shareholder Report, Line Graph (Details) WE0000000002535A_Dimensional World Equity ETF_Single_TSR Annual {Single} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Sep. 26, 2023	Oct. 31, 2025
Dimensional World Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Dimensional World Equity ETF – NAV
Accumulated Value	$ 12,809	$ 9,713	$ 10,000	$ 15,183
MSCI All Country World IMI Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World IMI Index (net div.)
Accumulated Value	$ 12,849	$ 9,710	$ 10,000	$ 15,676